Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of Stock-based Compensation Expense
Stock-based compensation expense included in the consolidated statement of operations and comprehensive loss was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Cost of revenue	$16	$—	$31	$—
Selling, general and administrative	5,477	77	6,235	207
Research and development	46	16	83	48

Total stock-based compensation expense	$5,539	$93	$6,349	$255

Stock-based compensation expense included in the consolidated statement of operations and comprehensive loss was as follows:

	Year Ended December 31,
	2022	2021
Selling, general, and administrative	$400	$302
Research and development	37	11

Total stock-based compensation expense	$437	$313

Summary of Option Activity Under the Plan
The following table summarizes the option activity under the 2010 Plan, 2020 Plan, and the 2023 Plan during the nine months ended September 30, 2023:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		(per option)	(in years)	(in thousands)
Outstanding—January 1, 2023, as converted	4,301,960	$2.35	7.7	$9,437
Granted	257,683	5.41
Cancellations and forfeitures	(110,391)	1.11
Exercised	(179,023)	2.24

Outstanding—September 30, 2023	4,270,229	2.57	4.3	7,958

Exercisable at September 30, 2023	2,774,223	$2.02	4.8	$6,482

The following tables summarizes the option activity under the Plan during the years ended December 31, 2022:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		(per option)	(in years)	(in thousands)
Outstanding—January 1, 2022	2,822,057	$1.22	6.8	$1,743
Granted	1,776,640	3.95
Cancellations and forfeitures	(174,960)	1.40
Exercised	(121,777)	1.04
Outstanding— December 31, 2022	4,301,960	2.35	7.7	9,437

Exercisable at December 31, 2022	1,833,000	$1.15	5.5	$6,208

Schedule of Assumptions Used in Black-Scholes Option Pricing Model
The assumptions used in the Black Scholes option-pricing model for the nine months ended September 30, 2023 and 2022 are as follows:

	Nine Months Ended September 30,
	2023	2022
Expected volatility	86%	62%
Risk-free interest rate	4.50%	2.38%
Expected dividend yield	0%	0%
Expected term (in years)	5.8	6.0

The assumptions used in the Black-Scholes option-pricing model are as follows:

	Year Ended December 31,
	2022	2021
Expected volatility	63%	65%
Risk-free interest rate	3.56%	0.96%
Expected dividend yield	0%	0%
Expected term (in years)	5.8	6.0

Summary of Restricted Stock Unit Activity Under the Plan	The following table summarizes the restricted stock unit activity under the 2020 Plan during the nine months ended September 30, 2023:

	Number of RSUs	Weighted Average Grant Date Fair Value
		(per share)
Outstanding—January 1, 2023	1,415,104	$4.51
Granted	—
Cancellations and forfeitures	(79,232)	4.51
Vested	(906,551)	4.51

Outstanding—September 30, 2023	429,321	$4.51

The following table summarizes the restricted stock unit activity under the Plan during the years ended December 31, 2022:

	Number of RSUs	Weighted Average Grant Date Fair Value
		(per share)
Outstanding—January 1, 2022	—	$—
Granted	1,415,104	4.51
Cancellations and forfeitures	—	—
Vested	—	—

Outstanding—December 31, 2022	1,415,104	$4.51